Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Receivables [Line Items]
Accounts receivable, net	₩ 81,152	₩ 71,213
Other receivables, net	1,572	3,637
Accounts receivable
Trade And Other Receivables [Line Items]
Non-related party	78,368	69,867
Related party	3,334	1,972
Accounts receivable | Loss allowance
Trade And Other Receivables [Line Items]
Less : Loss allowance	(550)	(626)	₩ (319)	₩ (689)
Accounts receivable | Loss allowance | Lifetime expected credit losses
Trade And Other Receivables [Line Items]
Less : Loss allowance	(550)	(626)
Other receivables
Trade And Other Receivables [Line Items]
Non-related party	1,577	3,642
Related party	0	0
Other receivables | Loss allowance
Trade And Other Receivables [Line Items]
Less : Loss allowance	(5)	(5)	₩ (5)	₩ (5)
Other receivables | Loss allowance | Lifetime expected credit losses
Trade And Other Receivables [Line Items]
Less : Loss allowance	₩ (5)	₩ (5)